UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21878

                  Oppenheimer Rochester Maryland Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
MUNICIPAL BONDS AND NOTES--113.2%
MARYLAND--63.6%
$    10,000   Anne Arundel County, MD (Consolidated Water &
                 Sewer)(1)                                       5.750%    07/15/2010   $     10,034
     40,000   Anne Arundel County, MD Solid Waste(1)             5.200     09/01/2010         40,060
     20,000   Anne Arundel County, MD Solid Waste(1)             5.300     09/01/2011         20,025
     40,000   Anne Arundel County, MD Solid Waste(1)             5.400     09/01/2013         40,028
     20,000   Baltimore, MD Convention Center(1)                 5.500     09/01/2014         20,444
    550,000   Baltimore, MD Convention Center(1)                 5.875     09/01/2039        295,603
      5,000   Baltimore, MD GO(1)                                5.000     10/15/2015          5,062
  1,841,000   Baltimore, MD Special Obligation (North Locust
                 Point)                                          5.500     09/01/2034      1,070,726
  3,950,000   Brunswick, MD Special Obligation (Brunswick
                 Crossing)                                       5.500     07/01/2036      2,182,889
    125,000   Frederick County, MD Economic Devel. (YMCA of
                 Frederick)                                      6.000     10/01/2023         96,416
    200,000   Frederick County, MD Educational Facilities
                 (Mount St. Mary's College)(1)                   5.625     09/01/2038        122,222
     10,000   Frederick County, MD Special Obligation (Lake
                 Linganore)(1)                                   5.700     07/01/2029         10,863
     15,000   Frederick County, MD Special Obligation (Lake
                 Linganore)(1)                                   5.700     07/01/2029         12,243
  1,500,000   Frederick County, MD Special Obligation
                 (Urbana Community Devel. Authority)             5.950     07/01/2030        926,790
     30,000   Frederick, MD (Carrollton Apartments)(1)           5.650     09/01/2013         30,039
     65,000   Harford County, MD GO(1)                           5.000     03/01/2013         65,173
     30,000   Harford County, MD GO(1)                           5.000     03/01/2014         30,080
      5,000   Harford County, MD GO(1)                           5.000     03/01/2015          5,013
  1,350,000   Howard County, MD Retirement Community
                 (Vantage House Facility)                        5.250     04/01/2037        698,328
  2,450,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     4.800     09/01/2042      1,744,204
    250,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     4.850     09/01/2047        178,260
     15,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.050     07/01/2018         14,266
     25,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.050     07/01/2028         20,336
     10,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.100     07/01/2016          9,802
     50,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.100     07/01/2033         39,334
     40,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.125     05/01/2022         35,534
     95,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.150     07/01/2028         78,428
     35,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.200     09/01/2022         31,415


                1 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$   175,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.200%    07/01/2024   $    152,059
     25,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.200     07/01/2031         20,179
  2,300,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.200     09/01/2048      1,749,035
     50,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.350     07/01/2023         45,140
  3,000,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.450     07/01/2043      2,422,680
     25,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.500     07/01/2022         23,350
     50,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.550     07/01/2017         50,020
     35,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.550     07/01/2027         31,073
     25,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.650     07/01/2027         22,509
     25,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.700     07/01/2017         25,031
      5,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.850     07/01/2027          4,618
     40,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     5.875     07/01/2021         39,118
     25,000   MD Community Devel. Administration (Dept. of
                 Hsg. & Community Devel.)(1)                     6.000     07/01/2032         22,697
    180,000   MD Community Devel. People's Resource Center
                 (Auburn Manor Apartments)(1)                    5.300     10/01/2028        152,777
      5,000   MD Community Devel. People's Resource Center
                 (Infrastructure Financing)(1)                   5.900     06/01/2026          5,000
     60,000   MD Community Devel. People's Resource Center
                 (Residential)(1)                                5.000     09/01/2012         60,277
    135,000   MD Community Devel. People's Resource Center
                 (Residential)(1)                                5.150     03/01/2018        129,474
    380,000   MD Community Devel. People's Resource Center
                 (Residential)(1)                                5.250     09/01/2019        358,237
    405,000   MD Community Devel. People's Resource Center
                 (Residential)(1)                                5.250     09/01/2029        335,822
     85,000   MD Community Devel. People's Resource Center
                 (Residential)(1)                                5.350     09/01/2032         70,245
    585,000   MD Community Devel. People's Resource Center
                 (Residential)(1)                                5.375     09/01/2022        537,808
    175,000   MD Community Devel. People's Resource Center
                 (Residential)(1)                                5.375     09/01/2024        155,957
    365,000   MD Community Devel. People's Resource Center
                 (Residential)(1)                                5.450     09/01/2032        305,888
    250,000   MD Community Devel. People's Resource Center
                 (Waters Landing II Apartments)(1)               5.875     08/01/2033        243,383


                2 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$    30,000   MD Community Devel. People's Resource Center,
                 Series A(1)                                     5.100%    07/01/2023   $     26,222
     10,000   MD Community Devel. People's Resource Center,
                 Series A(1)                                     5.400     07/01/2022          9,228
     30,000   MD Community Devel. People's Resource Center,
                 Series A(1)                                     5.500     07/01/2030         25,717
     25,000   MD Community Devel. People's Resource Center,
                 Series A(1)                                     5.550     07/01/2031         21,374
     35,000   MD Community Devel. People's Resource Center,
                 Series A(1)                                     5.950     07/01/2023         33,814
    100,000   MD Community Devel. People's Resource Center,
                 Series A(1)                                     6.000     07/01/2039         88,834
    265,000   MD Community Devel. People's Resource Center,
                 Series B(1)                                     5.750     07/01/2039        227,004
     75,000   MD Community Devel. People's Resource Center,
                 Series C(1)                                     5.350     07/01/2041         59,744
    130,000   MD Community Devel. People's Resource Center,
                 Series C(1)                                     5.650     07/01/2039        131,734
     10,000   MD Community Devel. People's Resource Center,
                 Series C(1)                                     6.150     01/01/2021         10,001
    500,000   MD Community Devel. People's Resource Center,
                 Series D(1)                                     6.250     07/01/2031        469,635
     20,000   MD COP (Aviation Administration Facilities)(1)     5.000     05/01/2022         17,988
     95,000   MD Dept. of Transportation(1)                      5.500     10/15/2023         83,785
      5,000   MD EDC (Maryland Aviation Administration
                 Facilities)(1)                                  5.000     06/01/2027          3,930
     95,000   MD EDC Student Hsg. (Allegheny College Hsg.)       5.750     09/01/2020         68,400
     15,000   MD EDC Student Hsg. (Allegheny College Hsg.)       6.000     09/01/2032          9,066
    270,000   MD EDC Student Hsg. (Bowie State University)(1)    5.375     06/01/2033        146,362
    450,000   MD EDC Student Hsg. (Bowie State University)(1)    6.000     06/01/2023        308,943
  1,040,000   MD EDC Student Hsg. (Collegiate Hsg.
                 Foundation)(1)                                  6.000     06/01/2030        702,593
     35,000   MD EDC Student Hsg. (Morgan State
                 University)(1)                                  6.000     07/01/2034         20,733
     10,000   MD Energy Financing Administration
                 (Cogeneration-AES Warrior Run)                  7.400     09/01/2019          6,965
    125,000   MD H&HEFA (Edenwald)                               5.200     01/01/2024         85,724
  1,000,000   MD H&HEFA (Edenwald)                               5.400     01/01/2031        619,670
  1,000,000   MD H&HEFA (Edenwald)                               5.400     01/01/2037        590,740
     45,000   MD H&HEFA (Johns Hopkins Medicine)(1)              5.000     07/01/2033         31,794
  1,000,000   MD H&HEFA (King Farm Presbyterian Community)       5.000     01/01/2017        739,160
  2,500,000   MD H&HEFA (King Farm Presbyterian Community)       5.300     01/01/2037      1,228,325
     30,000   MD H&HEFA (Medstar Health)(1)                      5.500     08/15/2033         22,587
     50,000   MD H&HEFA (Mercy Medical Center)(1)                5.625     07/01/2031         33,962
     60,000   MD H&HEFA (Peninsula United Methodist Homes)       5.750     10/01/2026         36,497
     50,000   MD H&HEFA (Roland Park Place)                      5.500     07/01/2014         45,718
     50,000   MD H&HEFA (Roland Park Place)                      5.625     07/01/2018         38,421
     50,000   MD H&HEFA (Union Hospital of Cecil County)(1)      5.100     07/01/2022         43,273
    250,000   MD H&HEFA (Upper Chesapeake)(1)                    6.000     01/01/2038        168,995
     50,000   MD H&HEFA (Washington Christian Academy)           5.250     07/01/2018         36,970
    300,000   MD H&HEFA (Washington Christian Academy)           5.500     07/01/2038        162,438


                3 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$    20,000   MD Industrial Devel. Financing Authority (Bon
                 Secours Health System)(1)                       5.500%    08/15/2015   $     19,870
     50,000   MD Industrial Devel. Financing Authority (Bon
                 Secours Health Systems)(1)                      5.500     08/15/2020         45,219
    500,000   MD Industrial Devel. Financing Authority
                 (Synagro Baltimore)                             5.625     12/01/2016        432,090
     10,000   MD Stadium Authority (Ocean City Convention
                 Center)(1)                                      5.300     12/15/2010         10,025
     40,000   MD Stadium Authority (Ocean City Convention
                 Center)(1)                                      5.375     12/15/2012         40,111
     20,000   MD Stadium Authority (Ocean City Convention
                 Center)(1)                                      5.375     12/15/2013         20,056
     15,000   MD Stadium Authority (Ocean City Convention
                 Center)(1)                                      5.375     12/15/2015         15,045
     85,000   MD Transportation Authority
                 (Baltimore/Washington International
                 Airport)(1)                                     5.250     03/01/2027         67,719
     50,000   Montgomery County, MD Hsg. Opportunities
                 Commission (HP Landings Edge)(1)                5.050     07/01/2028         44,583
     10,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.)(1)                6.050     07/01/2026         10,000
    100,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series A(1)      5.500     07/01/2031         84,824
    175,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series A(1)      5.600     07/01/2042        145,310
     40,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B(1)      5.000     07/01/2023         34,420
    185,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B(1)      5.200     07/01/2044        140,794
    110,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B(1)      5.250     07/01/2029         91,292
      5,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B(1)      6.000     07/01/2020          5,002
      5,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B(1)      6.300     07/01/2016          5,001
     55,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series C(1)      7.150     07/01/2023         55,009
    200,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Single Family Mtg.)                 5.842(2)  07/01/2033         34,362
    245,000   Montgomery County, MD Hsg. Opportunities
                 Commission (Single Family Mtg.), Series A       5.540(2)  07/01/2028         82,977
     20,000   Prince Georges County, MD Hsg. Authority
                 (Langley Gardens Apartments)(1)                 5.750     08/20/2029         17,890
    135,000   Prince Georges County, MD Hsg. Authority
                 (Langley Gardens Apartments)(1)                 5.875     02/20/2039        118,760
    165,000   Prince Georges County, MD Hsg. Authority
                 (University Landing Apartments)(1)              5.900     09/20/2021        161,664
     20,000   Prince Georges County, MD Hsg. Authority
                 (University Landing Apartments)(1)              6.000     09/20/2029         18,441
     25,000   Prince Georges County, MD Hsg. Authority
                 (University Landing Apartments)(1)              6.100     03/20/2041         22,513


                4 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$ 3,532,000   Prince Georges County, MD Special District
                 (Victoria Falls)                                5.250%    07/01/2035   $  1,728,314
  1,000,000   Salisbury, MD Special Obligation (Villages at
                 Aydelotte Farm)                                 5.250     01/01/2037        513,390
                                                                                        ------------
                                                                                          25,117,021
U.S. POSSESSIONS--49.6%
    200,000   Guam GO(1)                                         5.250     11/15/2037        120,770
    250,000   Guam Government Waterworks Authority and
                 Wastewater System(1)                            5.875     07/01/2035        166,243
     65,000   Guam Power Authority, Series A(1)                  5.250     10/01/2023         52,124
    700,000   Guam Tobacco Settlement Economic Devel. &
                 Commerce Authority (TASC)(1)                    5.250     06/01/2032        462,168
  2,750,000   Guam Tobacco Settlement Economic Devel. &
                 Commerce Authority (TASC)(1)                    5.625     06/01/2047      1,812,580
  1,000,000   Northern Mariana Islands Commonwealth, Series A    5.000     06/01/2030        572,890
  1,500,000   Puerto Rico Aqueduct & Sewer Authority(1)          0.000(3)  07/01/2024      1,048,515
  2,500,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2038      2,064,575
  1,950,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2044      1,565,577
    710,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.375     05/15/2033        480,535
    105,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.500     05/15/2039         69,672
  1,070,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.625     05/15/2043        716,055
 52,750,000   Puerto Rico Children's Trust Fund (TASC)           6.581(2)  05/15/2050        580,778
 39,500,000   Puerto Rico Children's Trust Fund (TASC)           7.625(2)  05/15/2057        176,960
    250,000   Puerto Rico Electric Power Authority, Series
                 TT(1)                                           5.000     07/01/2032        188,333
  3,000,000   Puerto Rico Electric Power Authority, Series
                 UU(4)                                           3.301(5)  07/01/2031      1,410,000
    890,000   Puerto Rico IMEPCF (American Airlines)             6.450     12/01/2025        393,798
    100,000   Puerto Rico Infrastructure(1)                      5.000     07/01/2046         67,434
    145,000   Puerto Rico Infrastructure (Mepsi Campus)          5.600     10/01/2014        127,731
    430,000   Puerto Rico Infrastructure (Mepsi Campus)          6.250     10/01/2024        307,192
  1,165,000   Puerto Rico Infrastructure (Mepsi Campus)          6.500     10/01/2037        773,572
    150,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                  5.000     03/01/2036         83,778
    440,000   Puerto Rico Port Authority (American
                 Airlines), Series A                             6.250     06/01/2026        194,722
  5,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 A(4)                                            3.069(5)  08/01/2057      2,525,000
    200,000   University of Puerto Rico, Series Q(1)             5.000     06/01/2030        146,520
     50,000   University of V.I., Series A                       6.000     12/01/2024         37,315
  2,000,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                    4.700     07/01/2022      1,173,840
    600,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                    5.875     07/01/2022        405,858
    150,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                    6.125     07/01/2022        104,154
    500,000   V.I. Public Finance Authority (Matching Fund
                 Loan Note)(1)                                   5.250     10/01/2021        396,550
     25,000   V.I. Public Finance Authority, Series A(1)         5.500     10/01/2014         24,103
     30,000   V.I. Public Finance Authority, Series A(1)         5.500     10/01/2018         26,458
    600,000   V.I. Public Finance Authority, Series A(1)         5.500     10/01/2022        480,240
     10,000   V.I. Public Finance Authority, Series A(1)         5.625     10/01/2025          7,793
     50,000   V.I. Public Finance Authority, Series E            6.000     10/01/2022         40,534


                5 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$ 1,000,000   V.I. Water & Power Authority, Series A(1)          5.000%    07/01/2031   $    791,670
                                                                                        ------------
                                                                                          19,596,037
TOTAL INVESTMENTS, AT VALUE (COST $66,225,946)-113.2%                                     44,713,058
LIABILITIES IN EXCESS OF OTHER ASSETS-(13.2)                                              (5,205,773)
                                                                                        ------------
NET ASSETS-100.0%                                                                       $ 39,507,285
                                                                                        ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(4.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $3,935,000, which represents 9.96% of the Fund's net assets. See accompanying Notes.

(5.) Represents the current interest rate for a variable or increasing rate security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                           $        --          $--
Level 2--Other Significant Observable Inputs      44,713,058           --
Level 3--Significant Unobservable Inputs                  --           --
                                                 -----------          ---
   Total                                         $44,713,058          $--
                                                 ===========          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

COP       Certificates of Participation
EDC       Economic Devel. Corp.
GO        General Obligation
H&HEFA    Hospitals and Higher Education Facilities Authority
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities


                6 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of


                7 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or "collapse" trusts that issued "inverse floaters" to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.1252% as of December 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of December 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.1252%. Details of the borrowings for theperiod ended December 31, 2008 are as follows:

Average Daily Loan Balance    $7,737,818
Average Daily Interest Rate        2.993%
Fees Paid                     $   99,586
Interest Paid                 $  180,917

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                8 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 66,226,100
                                 ============
Gross unrealized appreciation    $      2,577
Gross unrealized depreciation     (21,515,619)
                                 ------------
Net unrealized depreciation      $(21,513,042)
                                 ============


                9 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009